Fair Value Measurements - Summary of Changes in the Financial Liabilities Measured on a Recurring Basis Using Level 3 Inputs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrual of contingent earn-out	$ 51,488	$ 13,917
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities measured using Level 3 inputs, Opening balance	10,887	1,655
Accrual of contingent earn-out		22,987
Payment of contingent earn-out related to 2012 and 2014 acquisitions	(10,592)	(14,158)
Change in fair value of contingent earn-outs	1,174	403
Financial liabilities measured using Level 3 inputs, Ending balance	$ 1,469	$ 10,887